Note 12 - Reconciliation of Differences between Effective and Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
State and Local Jurisdiction [Member] | IDAHO [Member]
State income taxes – Idaho	$ (7,652)	$ (11,016)	$ (14,264)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.10%	0.10%	0.10%
State and Local Jurisdiction [Member] | UTAH [Member]
State income taxes – Idaho	$ (243,973)	$ (239,093)	$ (199,166)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.55%	2.30%	1.50%
State and Local Jurisdiction [Member] | NEW YORK [Member]
State income taxes – Idaho	$ (30,468)	$ (46,372)	$ (58,721)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.35%	0.40%	0.50%
Federal statutory rate	$ (3,457,068)	$ (3,610,711)	$ (4,572,234)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Change in valuation allowance related to derivatives	$ 5,672,480	$ 4,935,302	$ 5,034,877
Change in valuation allowance related to derivatives	(57.50%)	(47.80%)	(39.00%)
Net nontaxable income related to derivatives	$ (2,005,896)	$ (843,861)	$ (290,623)
Net nontaxable income related to derivatives	20.30%	8.20%	2.20%
Miscellaneous	$ 72,577	$ (184,249)	$ 100,131
Miscellaneous	(0.70%)	2.00%	(0.30%)

	0.00%	0.00%	0.00%